Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2014	Feb. 13, 2015	Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	C&J Energy Services Ltd.
Trading Symbol	CJES
Document Type	8-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		55,208,701
Entity Public Float			$ 1,700,000,000
Amendment Flag	true
Amendment Description	As disclosed in the Company's Current Report on Form 8-K filed with the Securities and Exchange Commission (''SEC'') under SEC Rule 12g-3 on March 25, 2015, as amended by Amendment No. 1 on Form 8-K/A filed with the SEC on May 29, 2015 (''Amendment No. 1''), C and J Energy Services Ltd. (''C and J'' or the ''Company'') has become the successor issuer to C and J Energy Services, Inc. (''Legacy C and J''), and the financial statements of Legacy C and J have become the historical financial statements of the Company. The Company is filing this Amendment No. 2 to its Current Report on Form 8-K originally filed with the SEC on March 25, 2015, as amended by Amendment No. 1, to further recast the consolidated financial statements that were initially filed with Amendment No. 1 following a revision of the Company's reportable segments.
Entity Central Index Key	0001615817
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY